VESSELS AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Schedule of Movements in Vessels and Equipment
Movements in the three years ended December 31, 2025 are as follows:

(in thousands of $)	Vessels and equipment	Dry dock component	Net Carrying Value
Cost
As of January 1, 2025	5,911,132	154,603	6,065,735
Additions	4,557	19,279	23,836
Disposals	(55,485)	(1,851)	(57,336)
As of December 31, 2025	5,860,204	172,031	6,032,235

Accumulated depreciation
As of January 1, 2025	(727,877)	(91,161)	(819,038)
Charge for the period	(305,037)	(23,164)	(328,201)
Disposals	25,348	1,652	27,000
As of December 31, 2025	(1,007,566)	(112,673)	(1,120,239)

Net book value as of December 31, 2025	4,852,638	59,358	4,911,996

Cost
As of January 1, 2024	5,464,799	147,655	5,612,454
Additions	1,235,070	33,279	1,268,349
Disposals	(788,737)	(26,331)	(815,068)
As of December 31, 2024	5,911,132	154,603	6,065,735

Accumulated depreciation
As of January 1, 2024	(890,918)	(88,367)	(979,285)
Charge for the period	(315,483)	(22,746)	(338,229)
Disposals	478,524	19,952	498,476
As of December 31, 2024	(727,877)	(91,161)	(819,038)

Net book value as of December 31, 2024	5,183,255	63,442	5,246,697

Cost
As of January 1, 2023	4,390,718	126,437	4,517,155
Additions	1,113,143	26,114	1,139,257
Transfers from newbuildings	191,132	2,746	193,878
Disposals	(230,194)	(7,642)	(237,836)
As of December 31, 2023	5,464,799	147,655	5,612,454

Accumulated depreciation
As of January 1, 2023	(790,346)	(76,157)	(866,503)
Charge for the period	(212,088)	(17,982)	(230,070)
Disposals	111,516	5,772	117,288
As of December 31, 2023	(890,918)	(88,367)	(979,285)